PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Accumulated depreciation	$ (1,804,000)	$ (1,175,000)	$ (1,118,000)
Net book value	642,000	343,000	344,000
Property plant and equipment		1,518,000	1,462,000
Computer Equipment [Member]
Property plant and equipment	990,000	697,000	620,000
Office Machine & Equipment [Member]
Property plant and equipment	95,000	97,000	89,000
Furniture & Fixtures [Member]
Property plant and equipment	975,000	438,000	429,000
Leasehold Improvements [Member]
Property plant and equipment	235,000	135,000	173,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
Website Design [Member]
Property plant and equipment		6,000	6,000
Tenant Incentives [Member]
Property plant and equipment	$ 145,000	$ 145,000	$ 145,000